Basic and Diluted Loss and Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Basic and Diluted Loss and Earnings Per Share
Schedule of basic and diluted loss and earnings per share

Basic and diluted loss and earnings per share was calculated as follows for the years ended December 31, 2020, 2019 and 2018:

	For the Year Ended December 31,
(in thousands, except number of shares and per share data)	2020	2019	2018
Numerator for loss and earnings per share calculation
Net (Loss) Income	$(520,564)	$9,710	$36,223
Denominator for loss and earnings per share calculation
Weighted average number of shares outstanding – basic and diluted	470,785,192	415,700,000	415,700,000
(Loss) Income per share – basic and diluted:
Net (loss) income per share – basic and diluted	$(1.11)	$0.02	$0.09